Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	September 2009 [Member] Common Stock [Member]	September 2009 [Member] Additional Paid-in Capital [Member]	September 2009 [Member]	November 2009 [Member] O Warrants [Member] Common Stock [Member]	November 2009 [Member] O Warrants [Member] Additional Paid-in Capital [Member]	November 2009 [Member] O Warrants [Member]	December 2009 [Member] Common Stock [Member]	December 2009 [Member] To Be Issued [Member]	July 2011 [Member] Common Stock [Member]	July 2011 [Member] Additional Paid-in Capital [Member]	July 2011 [Member]	Note Payable Extension November 2009 [Member] To Be Issued [Member]	Note Payable Extension November 2009 [Member] Additional Paid-in Capital [Member]	Note Payable Extension November 2009 [Member]	Note Payable Extension March 2010 [Member] To Be Issued [Member]	Note Payable Extension March 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Extension March 2010 [Member]	Note Payable Issuance July 2010 [Member] To Be Issued [Member]	Note Payable Issuance July 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Issuance July 2010 [Member]	Note Payable Extension [Member] To Be Issued [Member]	Note Payable Extension [Member] Additional Paid-in Capital [Member]	Note Payable Extension [Member]	Note Payable Issuance October 2010 [Member] To Be Issued [Member]	Note Payable Issuance October 2010 [Member] Additional Paid-in Capital [Member]	Note Payable Issuance October 2010 [Member]	Note Payable Extension February 2011 [Member] To Be Issued [Member]	Note Payable Extension February 2011 [Member] Additional Paid-in Capital [Member]	Note Payable Extension February 2011 [Member]	Note Payable Extension March 2011 [Member] To Be Issued [Member]	Note Payable Extension March 2011 [Member] Additional Paid-in Capital [Member]	Note Payable Extension March 2011 [Member]	December 2009 [Member] P Warrants [Member] Additional Paid-in Capital [Member]	December 2009 [Member] P Warrants [Member]	December 2009 [Member] R Warrants [Member] Additional Paid-in Capital [Member]	December 2009 [Member] R Warrants [Member]	April 2010 [Member] O Warrants [Member] Additional Paid-in Capital [Member]	April 2010 [Member] O Warrants [Member]	December 2010 [Member] S Warrants [Member] Additional Paid-in Capital [Member]	December 2010 [Member] S Warrants [Member]	Services August 2011 [Member] T Warrants [Member] Additional Paid-in Capital [Member]	Services August 2011 [Member] T Warrants [Member]	Services August 2011 [Member] U Warrants [Member] Additional Paid-in Capital [Member]	Services August 2011 [Member] U Warrants [Member]	Notes Payable And Accrued Interest [Member] Common Stock [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] To Be Issued [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] Additional Paid-in Capital [Member] August 2011 [Member]	Notes Payable And Accrued Interest [Member] August 2011 [Member]	Conversion Of Debt [Member] Common Stock [Member] August 2011 [Member]	Conversion Of Debt [Member] Additional Paid-in Capital [Member] August 2011 [Member]	Conversion Of Debt [Member] August 2011 [Member]	Common Stock [Member] Note Payable Extension September 2009 [Member]	Common Stock [Member] Services 2009 [Member]	Common Stock [Member] Note Payable Extension February 2010 [Member]	Common Stock [Member] Services February 2010 [Member]	Common Stock [Member] Note Payable Default February 2010 [Member]	Common Stock [Member] Note Payable Default April 2010 [Member]	Common Stock [Member] April 2010 [Member]	Common Stock [Member] Services April 2010 [Member]	Common Stock [Member] May 2010 [Member]	Common Stock [Member] Note Payable Extension June 2010 [Member]	Common Stock [Member] Services June 2010 [Member]	Common Stock [Member] Note Payable Default June 2010 [Member]	Common Stock [Member] Note Payable Issuance July 2010 [Member]	Common Stock [Member] Note Payable Issuance September 2010 [Member]	Common Stock [Member] Services September 2010 [Member]	Common Stock [Member] Note Payable Issuance October 2010 [Member]	Common Stock [Member] December 2010 [Member]	Common Stock [Member] Services December 2010 [Member]	Common Stock [Member] Note Payable Issuance December 2010 [Member]	Common Stock [Member] Note Payable Extension December 2010 [Member]	Common Stock [Member] February 2011 [Member]	Common Stock [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Common Stock [Member] Services April 2011 [Member]	Common Stock [Member] Services May 2011 [Member]	Common Stock [Member] Note Payable Extension May 2011 [Member]	Common Stock [Member] July 2011 [Member]	Common Stock [Member] Services July 2011 [Member]	Common Stock [Member] Cancellation Of Warrants July 2011 [Member]	Common Stock [Member] Cancellation For Services And Warrants July 2011 [Member]	Common Stock [Member] August 2011 [Member]	Common Stock [Member] Cancellation Of Warrants August 2011 [Member]	Common Stock [Member]	To Be Issued [Member] November 2009 [Member]	To Be Issued [Member] Note Payable Extension February 2010 [Member]	To Be Issued [Member] Note Payable Extension June 2010 [Member]	To Be Issued [Member] Note Payable Issuance October 2010 [Member]	To Be Issued [Member] Note Payable Issuance December 2010 [Member]	To Be Issued [Member] Note Payable Extension December 2010 [Member]	To Be Issued [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	To Be Issued [Member] Note Payable Extension May 2011 [Member]	To Be Issued [Member] Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	To Be Issued [Member]	Additional Paid-in Capital [Member] November 2009 [Member]	Additional Paid-in Capital [Member] Note Payable Extension September 2009 [Member]	Additional Paid-in Capital [Member] Services 2009 [Member]	Additional Paid-in Capital [Member] Services February 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default February 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default April 2010 [Member]	Additional Paid-in Capital [Member] April 2010 [Member]	Additional Paid-in Capital [Member] Services April 2010 [Member]	Additional Paid-in Capital [Member] May 2010 [Member]	Additional Paid-in Capital [Member] Services June 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Default June 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance July 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance September 2010 [Member]	Additional Paid-in Capital [Member] Services September 2010 [Member]	Additional Paid-in Capital [Member] Note Payable Issuance October 2010 [Member]	Additional Paid-in Capital [Member] December 2010 [Member]	Additional Paid-in Capital [Member] Services December 2010 [Member]	Additional Paid-in Capital [Member] February 2011 [Member]	Additional Paid-in Capital [Member] Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Additional Paid-in Capital [Member] Services April 2011 [Member]	Additional Paid-in Capital [Member] Services May 2011 [Member]	Additional Paid-in Capital [Member] July 2011 [Member]	Additional Paid-in Capital [Member] Services July 2011 [Member]	Additional Paid-in Capital [Member] Cancellation Of Warrants July 2011 [Member]	Additional Paid-in Capital [Member] Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	Additional Paid-in Capital [Member] Cancellation For Services And Warrants July 2011 [Member]	Additional Paid-in Capital [Member] August 2011 [Member]	Additional Paid-in Capital [Member] Cancellation Of Warrants August 2011 [Member]	Additional Paid-in Capital [Member]	Prepaid Services Paid-In Common Stock [Member] Services February 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services June 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services September 2010 [Member]	Prepaid Services Paid-In Common Stock [Member] Services April 2011 [Member]	Prepaid Services Paid-In Common Stock [Member] Services May 2011 [Member]	Prepaid Services Paid-In Common Stock [Member] Services July 2011 [Member]	Prepaid Services Paid-In Common Stock [Member]	Retained Earnings [Member]	November 2009 [Member]	Note Payable Extension September 2009 [Member]	Services 2009 [Member]	Services February 2010 [Member]	Note Payable Default February 2010 [Member]	Note Payable Default April 2010 [Member]	April 2010 [Member]	Services April 2010 [Member]	May 2010 [Member]	Services June 2010 [Member]	Note Payable Default June 2010 [Member]	Note Payable Issuance July 2010 [Member]	Note Payable Issuance September 2010 [Member]	Services September 2010 [Member]	Note Payable Issuance October 2010 [Member]	December 2010 [Member]	Services December 2010 [Member]	February 2011 [Member]	Note Payable Extensions, Note Conversion And Accrued Interest March 2011 [Member]	Services April 2011 [Member]	Services May 2011 [Member]	July 2011 [Member]	Services July 2011 [Member]	Note Payable Extensions, Note Conversion And Accrued Interest July 2011 [Member]	Cancellation For Services And Warrants July 2011 [Member]	August 2011 [Member]	Total
Balance at Aug. 31, 2009																																																																																			$ 34,424																																							$ 21,224,422							$ (1,028,560)	$ (19,765,986)																											$ 464,300
Balance (in Shares) at Aug. 31, 2009																																																																																			96,823,547
Issuance of common stock in connection with note payable extensions																																																				50		25							100																								(25)	(100)									40,950																																					41,000
Issuance of common stock in connection with note payable extensions (in Shares)																																																				50,000		25,000							100,000
Issuance of common stock in connection with note payable extensions	130	99,870	100,000				91	(91)
Issuance of common stock in connection with note payable extensions (in Shares)	129,870						90,909
Issuance of common stock for services																																																					64		605				422			1,500																																		52,186	205,995				117,782		283,500																				(182,133)	(144,167)									52,250	24,467				118,204		140,833
Issuance of common stock for services (in Shares)																																																					64,485		605,000				422,156			1,500,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009 (in Shares)				110,685
Cash received for 90,909 shares and warrants to be issued, net of offering costs, November 2009				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Common stock to be issued in connection with a note payable extension				111	67,389	67,500						25	16,975	17,000	100	31,900	32,000																																																																			91										53,909																																					54,000
Issuance of warrants for services																																	233,109	233,109	152,801	152,801	8,414	8,414
Issuance of common stock in connection with note payable defaults																																																								418	100						5,600																																			161,522	32,900					1,114,400																															161,940	33,000					1,120,000
Issuance of common stock in connection with note payable defaults (in Shares)																																																								418,000	100,000						5,600,000
Issuance of common stock in connection with a note payable issuance																																																																100																																									19,900																																					20,000
Issuance of common stock in connection with a note payable issuance (in Shares)																																																																100,000
Common stock to be issued in connection with a note payable issuance																		100	13,900	14,000
Amortization of prepaid services paid-in common stock																																																																																																																																	1,145,360																												1,145,360
Beneficial conversion discount of convertible notes payable																																																																																																																										215,000																																			215,000
Net loss																																																																																																																																		(9,062,939)																											(9,062,939)
Issuance of common stock for note payable conversion																																																										500		683																																								99,500		135,841																																			100,000		136,524
Issuance of common stock for note payable conversion (in Shares)																																																										500,000		682,620
Balance at Aug. 31, 2010																																																																																			44,923										100																													24,382,165							(209,500)	(28,828,925)																											(4,611,237)
Balance (in Shares) at Aug. 31, 2010																																																																																			107,322,272
Issuance of common stock in connection with note payable extensions																																																																							25					100													(25)		(100)
Issuance of common stock in connection with note payable extensions (in Shares)																																																																							25,000					100,000
Issuance of common stock for conversion of related party advances																																																																													4,319				597																																		859,431					118,836																																863,750				119,433
Issuance of common stock for conversion of related party advances (in Shares)																																																																													4,318,750				597,165
Issuance of common stock in connection with cancellation of warrants																																																																				54											35	400		50																											(54)								(35)		99,600		(50)																																		100,000
Issuance of common stock in connection with cancellation of warrants (in Shares)																																																																				54,480											35,000	400,000		50,000
Issuance of common stock in connection with private placement, net of offering costs, July 2011																																																																																			50,000																																							8,272,412																																			8,322,412
Issuance of common stock in connection with private placement, net of offering costs, July 2011 (in Shares)																																																																																			50,000,000
Issuance of common stock for services																																																																					946			3,000		1,371	270			2,065																																196,254	597,000		216,129	42,930		450,285										(56,923)	(40,000)	(440,000)																			197,200	600,000		160,577	3,200		12,350
Issuance of common stock for services (in Shares)																																																																					945,714			3,000,000		1,371,429	270,000			2,065,000
Issuance of common stock and Series O warrants for cash proceeds, net of offering costs, November 2009																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Cash received for 90,909 shares and warrants to be issued, net of offering costs, November 2009																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Common stock to be issued in connection with a note payable extension																					125	11,375	11,500				100	18,900	19,000	200	33,800	34,000
Issuance of common stock in connection with note payable extensions and conversions of note payables and accrued interest																																																																									1,280																	(200)		536																				214,893						106,642																															215,973					107,178
Issuance of common stock in connection with note payable extensions and conversions of note payables and accrued interest (in Shares)																																																																									1,279,863
Issuance of warrants for services																																							1,055,636	1,055,636	837,664	837,664	140,587	140,587																						500																																									129,500																		(20,000)																			110,000
Issuance of warrants for services (in Shares)																																																																		500,000
Issuance of common stock in connection with a note payable issuance																																																																	250		800			150																	(200)	(150)																		24,750		69,400																																			25,000		70,000
Issuance of common stock in connection with a note payable issuance (in Shares)																																																																	250,000		800,000			150,000
Common stock to be issued in connection with a note payable issuance																								150	38,850	39,000
Amortization of prepaid services paid-in common stock																																																																																																																																	473,090																												473,090
Beneficial conversion discount of convertible notes payable																																																																																																																										312,000																																			312,000
Net loss																																																																																																																																		(8,222,705)																											(8,222,705)
Issuance of common stock for note payable conversion									1,229	244,683	245,912																																		10,786	(536)	2,039,750	2,050,000	1,200	279,909	281,109																	4,000				670					150																																796,000		133,316				29,850																															800,000		133,986				30,000
Issuance of common stock for note payable conversion (in Shares)									1,229,559																																				10,785,891				1,200,000																			4,000,000				669,932					150,000
Balance at Aug. 31, 2011																																																																																			$ 129,170																																							$ 41,752,408							$ (293,333)	$ (37,051,630)																											$ 4,536,615
Balance (in Shares) at Aug. 31, 2011																																																																																			191,570,055